Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary and welfare payables	$ 37,818	$ 32,996
Deposits from customers	29,578	18,666
Other tax payable	27,296	1,826
Others	21,159	44,430
Total	$ 115,851	$ 97,918